Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

Property, plant and equipment consist of the following:

2012
	Cost	Accumulated depreciation	Net book value
Generation
Renewable	1,244,912	$119,809	$1,125,103
Thermal	208,183	78,336	129,847
Distribution
Water & wastewater	240,376	52,162	188,214
Electricity	259,461	7,765	251,696
Gas	352,491	5,940	346,551
Land	12,006	—	12,006
Equipment	71,954	26,697	45,257
Construction in progress	64,041	—	64,041

	$2,453,424	$290,709	$2,162,715

2011
	Cost	Accumulated depreciation	Net book value
Generation
Renewable	$488,920	$117,740	$371,180
Thermal	194,080	78,776	115,304
Distribution
Water & wastewater	239,190	48,716	190,474
Electricity	154,154	2,636	151,518
Land	11,981	—	11,981
Equipment	47,599	21,865	25,734
Construction in progress	53,918	—	53,918

	$1,189,842	$269,733	$920,109